Advance to suppliers and third parties (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Advance To Suppliers And Third Parties
Advance to domestic suppliers	R$ 292,563	R$ 227,036
Advance to international suppliers	193,451	65,141
Advance for materials and repairs	46,637	60,179
Total	532,651	352,356
Current	431,136	302,658
Non-current	R$ 101,515	R$ 49,698